Other financial assets and liabilities (Details) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
Other Financial Assets And Liabilities
Restricted cash-noncurrent		$ 108	$ 77
Derivative financial instruments- current		522	342
Derivative financial instruments - Non-Current		559	196
Investments in equity securities -Non- Current	[1]	31	7
Total other financial assets - Current		522	342
Total other financial assets - Non-Current		698	280
Derivative financial instruments - Current		47	90
Derivative financial instruments - Non-Current		98	186
Related parties - Current		187	400
Financial guarantees provided -Non current	[2]		103
Liabilities related to the concession grant-Current		611	416
Liabilities related to the concession grant-Non current		2,673	2,554
Contract liability	[3]	754	766
Total other financial liabilities - Current		1,599	1,672
Total other financial liabilities - Non-Current		$ 2,771	$ 2,843

[1]	It mainly relates to a 2.66% noncontrolling interest in Boston Electrometallurgical Company, which aims to promote the development of a technology focused on reducing carbon dioxide emissions in steel production.
[2]	In March 2023, the Company completed the sale of its interest in CSP and derecognized the financial guarantee granted by the Company.
[3]	Includes advances received from customers that meets the definition of contract liability described in IFRS 15 – Revenue from Contracts with Customers and other financial liabilities that meets the definition of a financial liability described in IAS 32 - Financial Instruments: Presentation.